UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22741

CMBS Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

CMBS Portfolio

April 30, 2013

Portfolio of Investments (Unaudited)

Commercial Mortgage-Backed Securities — 98.7%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC, Series 2013-1, Class A, 2.40%, 11/15/25(1)	$600	$600,727
BACM, Series 2003-2, Class A4, 5.061%, 3/11/41(2)	592	594,823
BACM, Series 2004-1, Class A4, 4.76%, 11/10/39	74	75,131
BACM, Series 2006-3, Class A4, 5.889%, 7/10/44(2)	1,000	1,134,781
BACM, Series 2006-6, Class A4, 5.356%, 10/10/45	1,000	1,121,210
BSCMS, Series 2004-T14, Class A4, 5.20%, 1/12/41(2)	965	989,888
BSCMS, Series 2006-PW14, Class A4, 5.201%, 12/11/38	1,500	1,696,722
CDCMT, Series 2006-CD3, Class A5, 5.617%, 10/15/48	1,500	1,695,529
CSFB, Series 2004-C1, Class A4, 4.75%, 1/15/37(2)	916	930,422
CSFB, Series 2004-C2, Class A2, 5.416%, 5/15/36(2)	155	160,078
CSFB, Series 2005-C1, Class A4, 5.014%, 2/15/38(2)	1,500	1,591,165
CSMC, Series 2006-C3, Class A3, 5.989%, 6/15/38(2)	1,000	1,123,966
DBUBS, Series 2011-LC1A, Class A1, 3.742%, 11/10/46(1)	952	1,023,852
DDR, Series 2009-DDR1, Class C, 6.223%, 10/14/22(1)	1,000	1,060,421
ESA, Series 2013-ESH5, Class D5, 3.504%, 12/5/31(1)(2)	500	519,062
FMBT, Series 2012-FBLU, Class B, 3.875%, 5/5/27(1)	1,000	1,055,184
GMACC, Series 2003-C2, Class B, 5.614%, 5/10/40(2)	800	805,866
GMACC, Series 2004-C1, Class A4, 4.908%, 3/10/38	1,000	1,029,010
JPMCC, Series 2003-LN1, Class A2, 4.92%, 10/15/37(2)	798	802,274
JPMCC, Series 2003-PM1A, Class A4, 5.326%, 8/12/40(2)	290	290,715
JPMCC, Series 2004-C1, Class A3, 4.719%, 1/15/38	1,000	1,018,541
JPMCC, Series 2006-CB14, Class A4, 5.481%, 12/12/44(2)	1,500	1,649,580
JPMCC, Series 2006-LDP7, Class A4, 6.059%, 4/15/45(2)	1,500	1,703,598
JPMCC, Series 2010-CNTR, Class A2, 4.311%, 8/5/32(1)	1,000	1,137,234
LB-UBS, Series 2006-C1, Class A4, 5.156%, 2/15/31	1,000	1,102,027
MLCFC, Series 2006-4, Class A3, 5.172%, 12/12/49(2)	1,000	1,125,140
MLMT, Series 2003-KEY1, Class A4, 5.236%, 11/12/35(2)	788	797,878
MLMT, Series 2004-BPC1, Class A5, 4.855%, 10/12/41(2)	299	312,281
MLMT, Series 2005-LC1, Class A4, 5.291%, 1/12/44(2)	1,467	1,614,526
MOTEL, Series 2012-MTL6, Class D, 3.781%, 10/5/25(1)	450	454,069
MSC, Series 2004-IQ8, Class A5, 5.11%, 6/15/40(2)	479	496,126
MSC, Series 2005-T17, Class A5, 4.78%, 12/13/41	988	1,038,380
MSC, Series 2006-HQ8, Class A4, 5.597%, 3/12/44(2)	1,500	1,654,411
WBCMT, Series 2003-C7, Class A2, 5.077%, 10/15/35(1)(2)	1,201	1,212,348
WBCMT, Series 2004-C12, Class A4, 5.478%, 7/15/41(2)	170	176,403
WBCMT, Series 2006-C23, Class A4, 5.418%, 1/15/45(2)	1,661	1,822,348
WBCMT, Series 2006-C27, Class A3, 5.765%, 7/15/45(2)	1,490	1,650,753
WBCMT, Series 2006-C28, Class A4, 5.572%, 10/15/48	95	107,705

Total Commercial Mortgage-Backed Securities (identified cost $37,404,341)		$37,374,174

Short-Term Investments — 1.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(3)	$705	$704,967

Total Short-Term Investments (identified cost $704,967)		$704,967

Total Investments — 100.5% (identified cost $38,109,308)		$38,079,141

Other Assets, Less Liabilities — (0.5)%		$(205,272)

Net Assets — 100.0%		$37,873,869

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

BACM	–	Banc of America Commercial Mortgage Trust
BSCMS	–	Bear Stearns Commercial Mortgage Securities Trust
CDCMT	–	CD Commercial Mortgage Trust
CSFB	–	Credit Suisse First Boston Mortgage Securities Trust
CSMC	–	Credit Suisse Commercial Mortgage Trust
DBUBS	–	DBUBS Mortgage Trust
DDR	–	Developers Diversified Realty Corp.
ESA	–	Extended Stay America Trust
FMBT	–	Fontainebleau Miami Beach Trust
GMACC	–	GMAC Commercial Mortgage Securities, Inc. Trust
JPMCC	–	JPMorgan Chase Commercial Mortgage Securities Trust
LB-UBS	–	LB-UBS Commercial Mortgage Trust
MLCFC	–	ML-CFC Commercial Mortgage Trust
MLMT	–	Merrill Lynch Mortgage Trust
MOTEL	–	Motel 6 Trust
MSC	–	Morgan Stanley Capital I Trust
WBCMT	–	Wachovia Bank Commercial Mortgage Trust

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2013, the aggregate value of these securities is $7,062,897 or 18.6% of the Portfolio’s net assets.

(2)	Weighted average fixed-rate coupon that changes/updates monthly.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2013.

1	See Notes to Financial Statements.

CMBS Portfolio

April 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2013
Unaffiliated investments, at value (identified cost, $37,404,341)	$37,374,174
Affiliated investment, at value (identified cost, $704,967)	704,967
Interest receivable	145,937
Interest receivable from affiliated investment	160
Total assets	$38,225,238

Liabilities
Payable for investments purchased	$312,415
Payable to affiliates:
Investment adviser fee	17,084
Trustees’ fees	132
Due to affiliate	578
Accrued expenses	21,160
Total liabilities	$351,369
Net Assets applicable to investors’ interest in Portfolio	$37,873,869

Sources of Net Assets
Investors’ capital	$37,904,036
Net unrealized depreciation	(30,167)
Total	$37,873,869

2	See Notes to Financial Statements.

CMBS Portfolio

April 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2013
Interest	$223,851
Interest allocated from affiliated investment	4,406
Expenses allocated from affiliated investment	(445)
Total investment income	$227,812

Expenses
Investment adviser fee	$86,848
Trustees’ fees and expenses	917
Custodian fee	17,277
Legal and accounting services	16,662
Miscellaneous	2,225
Total expenses	$123,929
Deduct —
Allocation of expenses to affiliate	$21,424
Reduction of custodian fee	15
Total expense reductions	$21,439

Net expenses	$102,490

Net investment income	$125,322

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(8,950)
Investment transactions allocated from affiliated investment	283
Net realized loss	$(8,667)
Change in unrealized appreciation (depreciation) —
Investments	$(30,167)
Net change in unrealized appreciation (depreciation)	$(30,167)

Net realized and unrealized loss	$(38,834)

Net increase in net assets from operations	$86,488

3	See Notes to Financial Statements.

CMBS Portfolio

April 30, 2013

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)
From operations —
Net investment income	$125,322
Net realized loss from investment transactions	(8,667)
Net change in unrealized appreciation (depreciation) from investments	(30,167)
Net increase in net assets from operations	$86,488
Capital transactions —
Contributions	$43,148,334
Withdrawals	(5,360,953)
Net increase in net assets from capital transactions	$37,787,381

Net increase in net assets	$37,873,869

Net Assets
At beginning of period	$—
At end of period	$37,873,869

4	See Notes to Financial Statements.

CMBS Portfolio

April 30, 2013

Supplementary Data

Ratios/Supplemental Data	Six Months Ended April 30, 2013 (Unaudited)
Ratios (as a percentage of average daily net assets):
Expenses(1)(2)	0.65	%(3)
Net investment income	0.79	%(3)
Portfolio Turnover	11	%(4)

Total Return	0.20	%(4)

Net assets, end of period (000’s omitted)	$37,874

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	The investment adviser reimbursed expenses (equal to 0.14% of average daily net assets for the six months ended April 30, 2013). Absent this reimbursement, total return would be lower.

(3)	Annualized.

(4)	Not annualized.

5	See Notes to Financial Statements.

CMBS Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

CMBS Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio commenced operations on November 1, 2012. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2013, Eaton Vance Low Duration Government Income Fund, Eaton Vance Multi-Strategy All Market Fund and Eaton Vance Short Term Real Return Fund held an interest of 52.9%, 6.6% and 40.5%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder.

6

CMBS Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H Interim Financial Statements — The interim financial statements relating to April 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.55% of the Portfolio’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. For the six months ended April 30, 2013, the Portfolio’s investment adviser fee amounted to $86,848 or 0.55% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $21,424 of the Portfolio’s operating expenses for the six months ended April 30, 2013. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, aggregated $40,957,384 and $3,164,822, respectively, for the six months ended April 30, 2013.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$38,443,038

Gross unrealized appreciation	$20,770
Gross unrealized depreciation	(384,667)

Net unrealized depreciation	$(363,897)

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the period ended April 30, 2013.

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

7

CMBS Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Commercial Mortgage-Backed Securities	$—	$37,374,174	$—	$37,374,174

Short-Term Investments	—	704,967	—	704,967

Total Investments	$—	$38,079,141	$—	$38,079,141

8

CMBS Portfolio

April 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on August 6, 2012, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreement of CMBS Portfolio (the “Portfolio”), with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management. The Board reviewed information furnished for the August 6, 2012 meeting as well as information previously furnished with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Portfolio and the anticipated expense ratio of the Portfolio;

•

Comparative information concerning fees charged by the Adviser for managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those to be used in managing the Portfolio, if applicable, and concerning fees charged by other advisers for managing funds similar to the Portfolio;

Information about Portfolio Management

•	Descriptions of the investment management services to be provided to the Portfolio, including the investment strategies and processes to be employed;

•

Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser as a result of brokerage allocation for the Portfolio, including information concerning the acquisition of research through client commission arrangements and the Portfolio’s policies with respect to “soft dollar” arrangements;

•	The procedures and processes to be used to determine the fair value of the Portfolio’s assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser

•	Reports and/or other information provided by the Adviser describing the financial results and condition of the Adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Portfolio, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of the Adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of the Adviser’s policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser and its affiliates; and

•	The terms of the investment advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Portfolio’s investment advisory agreement with the Adviser, including its fee structure, are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the terms of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services to be provided to the Portfolio by the Adviser.

9

CMBS Portfolio

April 30, 2013

Board of Trustees’ Contract Approval — continued

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board considered the abilities and experience of such personnel in investing securities, derivatives, and other instruments to establish investment exposures to commercial mortgage-backed securities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention expected to be devoted to Portfolio matters by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Portfolio Performance

Because the Portfolio has not yet commenced operations, it has no performance record.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates to be payable by the Portfolio (referred to as “management fees”). As part of its review, the Board considered the Portfolio’s management fees as compared to a group of similarly managed funds selected by an independent data provider and the Portfolio’s estimated expense ratio for a one-year period.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser, the Board concluded that the management fees proposed to be charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits projected to be realized by the Adviser and relevant affiliates thereof in providing investment advisory services to the Portfolio. The Board considered the level of profits expected to be realized without regard to revenue sharing or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by the Adviser and its affiliates in connection with their relationships with the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered, the profits expected to be realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to allow the Portfolio to benefit from economies of scale in the future.

10

CMBS Portfolio

April 30, 2013

Officers and Trustees

Officers of CMBS Portfolio

Thomas H. Luster

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of CMBS Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

11

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMBS Portfolio

By:	/s/ Thomas H. Luster
Thomas H. Luster
President

Date:	June 12, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 12, 2013

By:	/s/ Thomas H. Luster
Thomas H. Luster
President

Date:	June 12, 2013